COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments for operating leases

Fixed and determinable obligations related to the above agreements are as follows (in millions):

Year Ending December 31,
2020	$144.2
2021	137.2
2022	109.2
2023	106.7
2024	105.7
Thereafter	242.8

Total obligations	$845.8